Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of provisions

Note 21. Provisions

Skr mn	December 31, 2021	December 31, 2020
Pension liabilities[1]	57	82
Long term employee benefit	4	8
Off balance, expected credit losses[2]	7	9
Total	68	99
1	See note 5.
2	Provisions for expected credit losses for off-balance-sheet exposures, in accordance with IFRS 9. See note 9.